Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
8.	LOSS PER SHARE

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$
Basic and diluted loss per share	(0.15)	(0.20)

Loss after income tax attributable to shareholders	(514,087)	(685,892)

	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	No. of shares	No. of shares
Weighted average number of ordinary shares as of January 1	3,431,434	3,410,434
Weighted average of shares issued during the period	4,083	19,243
Weighted average number of ordinary shares as of June 30	3,435,517	3,429,677

The loss per share was calculated based on the weighted average of 3,435,517 (2024: 3,429,677) ordinary shares issued and outstanding during the six months ended June 30, 2025.